Goodwill and Other Intangible Assets (Acquired Intangible Assets and Weighted-Average Amortization Period) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 110,781
Patent rights, know-how and license agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 16,003
Weighted-average amortization period	4 years
Software to be sold, leased or otherwise marketed
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 16,066
Weighted-average amortization period	3 years
Internal-use software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 69,205
Weighted-average amortization period	5 years
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 9,507
Weighted-average amortization period	7 years